Consolidated Balance Sheets Detail - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	$ 1,157	$ 1,273
Accumulated amortization	1,093	1,182
Net book value	64	91
Depreciation	36	76	$ 124
Buildings, leasehold improvements and other
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	85	101
BlackBerry operations and other information technology
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	987	1,070
Manufacturing, repair and research and development equipment
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	75	87
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Cost of property, plant and equipment	$ 10	$ 15